Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Schedule of minimum required payments for CVR Refining's operating lease agreements and unconditional purchase obligations

	Operating Leases	Unconditional Purchase Obligations(1)
	(in millions)
Six months ended December 31, 2013	$1.5	$93.9

Year Ending December 31,
2014	2.3	108.3
2015	1.4	96.5
2016	1.0	89.4
2017	0.3	88.2
Thereafter	0.3	938.4

	$6.8	$1,414.7

(1)
This amount includes approximately $979.8 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

Year Ending December 31,	Operating Leases	Unconditional Purchase Obligations(1)
	(in thousands)
2013	$2,786	$112,943
2014	2,237	105,430
2015	1,407	94,514
2016	948	87,473
2017	229	86,189
Thereafter	233	919,024

	$7,840	$1,405,573

(1)
This amount includes approximately $1,007.8 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

Schedule of accrual for environmental loss contingencies

Amount
(in millions)
Six months ending December 31, 2013	$0.4

Year Ending December 31,
2014	0.3
2015	0.2
2016	0.1
2017	0.1
Thereafter	1.1

Undiscounted total	2.2
Less amounts representing interest at 2.24%	0.3

Accrued environmental liabilities at June 30, 2013	$1.9

Year Ending December 31,	Amount
(in thousands)
2013	$724
2014	334
2015	184
2016	127
2017	109
Thereafter	1,056

Undiscounted total	2,534
Less amounts representing interest at 1.47%	210

Accrued environmental liabilities at December 31, 2012	$2,324